Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2014		2013
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 128,350	6.79%	$ 601,558	8.24%
British pound	783,671	41.47	200,024	2.74
Canadian dollar	170,686	9.03	413,483	5.67
Czech koruna	9,022	0.48	(10,705)	(0.15)
Euro	598,654	31.68	1,804,353	24.73
Hong Kong dollar	52,989	2.80	310,030	4.25
Hungarian forint	(200,728)	(10.62)	17,183	0.24
Japanese yen	62,508	3.31	1,148,992	15.74
Korean won	225,094	11.91	210,778	2.89
Malaysian ringgit	(122)	(0.01)	32,728	0.45
Norwegian krone	13,190	0.70	(35,963)	(0.49)
Polish zloty	(350,211)	(18.53)	99,571	1.36
Singapore dollar	6,043	0.32	92,918	1.27
South African rand	(35,083)	(1.86)	402,690	5.52
Swedish krona	30,949	1.64	(83,625)	(1.15)
Turkish lira	(199,049)	(10.53)	601,652	8.24
U.S. dollar	593,541	31.42	1,492,007	20.45

Total	$ 1,889,504	100.00%	$ 7,297,674	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at September 30, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$350	$-	$347,789	$(96,228)	$251,911
Grains	510	(20,690)	80,967	(347,447)	(286,660)
Interest rates	3,197,905	(406,235)	-	-	2,791,670
Livestock	-	-	176,360	(970)	175,390
Metals	271,790	(546,114)	1,467,948	(196,810)	996,814
Softs	97,494	(5,402)	115,012	(6,051)	201,053
Stock indices	200,473	(905,977)	139,150	(70,640)	(636,994)

Total futures contracts	3,768,522	(1,884,418)	2,327,226	(718,146)	3,493,184

Forward currency contracts	820,305	(2,671,412)	2,088,422	(1,731,459)	(1,494,144)

Total futures and
forward currency contracts	$4,588,827	$(4,555,830)	$4,415,648	$(2,449,605)	$1,999,040

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$-	$-	$762,163	$(30,347)	$731,816
Grains	400	(253,029)	-	-	(252,629)
Interest rates	2,130,457	(863,057)	-	(235,011)	1,032,389
Livestock	3,090	(22,530)	65,050	-	45,610
Metals	17,174	(1,866,452)	1,245,270	(37,841)	(641,849)
Softs	6,540	(870)	564,493	(15,535)	554,628
Stock indices	1,359,895	(488,632)	225,100	(59,127)	1,037,236

Total futures contracts	3,517,556	(3,494,570)	2,862,076	(377,861)	2,507,201

Forward currency contracts	664,940	(2,382,810)	2,583,894	(1,483,721)	(617,697)

Total futures and
forward currency contracts	$4,182,496	$(5,877,380)	$5,445,970	$(1,861,582)	$1,889,504

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 762,163	$ (30,347)	$ 731,816
Grains	400	(253,029)	-	-	(252,629)
Interest rates	2,130,457	(863,057)	-	(235,011)	1,032,389
Livestock	3,090	(22,530)	65,050	-	45,610
Metals	17,174	(1,866,452)	1,245,270	(37,841)	(641,849)
Softs	6,540	(870)	564,493	(15,535)	554,628
Stock indices	1,359,895	(488,632)	225,100	(59,127)	1,037,236

Total futures contracts	3,517,556	(3,494,570)	2,862,076	(377,861)	2,507,201

Forward currency contracts	664,940	(2,382,810)	2,583,894	(1,483,721)	(617,697)

Total futures and
forward currency contracts	$ 4,182,496	$ (5,877,380)	$ 5,445,970	$ (1,861,582)	$ 1,889,504

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 388,742	$ (564,649)	$ 141,550	$ (288,285)	$ (322,642)
Grains	11,122	(864,056)	699,110	(12,047)	(165,871)
Interest rates	353,905	(2,649,035)	113,396	(228,434)	(2,410,168)
Livestock	55,840	(4,130)	6,860	(25,530)	33,040
Metals	4,158,465	(329,026)	153,641	(1,494,299)	2,488,781
Softs	15,020	(85,149)	129,991	(31,463)	28,399
Stock indices	7,480,395	(40,503)	179,079	(25,499)	7,593,472

Total futures contracts	12,463,489	(4,536,548)	1,423,627	(2,105,557)	7,245,011

Forward currency contracts	2,348,138	(2,617,224)	937,404	(615,655)	52,663

Total futures and
forward currency contracts	$ 14,811,627	$ (7,153,772)	$ 2,361,031	$ (2,721,212)	$ 7,297,674

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014

Futures contracts:
Energies	$4,450,300	$625,765	$(745,143)	3,021,163
Grains	(1,215,421)	4,951,308	(2,263,729)	5,621,524
Interest rates	9,284,046	6,615,418	10,824,820	25,113,367
Livestock	228,380	11,400	340,730	913,300
Metals	3,225,542	1,062,941	4,030,535	(2,460,805)
Softs	338,810	1,734,085	641,395	2,076,704
Stock indices	(5,149,759)	(4,379,183)	468,609	2,243,743

Total futures contracts	11,161,898	10,621,734	13,297,217	36,528,996

Forward currency contracts	2,949,746	(2,327,758)	1,474,217	2,002,276

Total futures and forward currency contracts	$14,111,644	$8,293,976	$14,771,434	$38,531,272

Sector	2014	2013	2012

Futures contracts:
Energies	$ 2,981,313	$ (9,244,714)	$ (9,616,856)
Grains	3,623,367	2,931,562	(7,690,728)
Interest rates	37,531,206	(31,272,082)	24,444,275
Livestock	893,890	47,540	(1,158,380)
Metals	(2,488,313)	(3,039,993)	(12,773,525)
Softs	2,095,657	1,364,117	3,389,662
Stock indices	2,913,996	41,701,461	(3,683,359)

Total futures contracts	47,551,116	2,487,891	(7,088,911)

Forward currency contracts	1,318,519	(16,423,701)	(16,973,106)

Total futures and forward currency contracts	$ 48,869,635	$ (13,935,810)	$ (24,062,017)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2015		2014
Sector	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$1,812,064	$16,678,909	$73,132,675	$39,900,141
Grains	5,638,288	7,336,045	21,860,990	21,673,759
Interest rates	418,360,124	24,030,694	760,064,480	30,823,739
Livestock	390,973	1,860,523	7,139,505	3,173,938
Metals	2,785,135	25,762,676	38,906,383	14,900,085
Softs	1,501,345	5,071,156	7,052,058	7,285,994
Stock indices	153,778,348	9,586,138	295,649,104	2,747,451

Total futures
contracts	584,266,277	90,326,141	1,203,805,195	120,505,107

Forward currency
contracts	65,110,660	87,744,655	274,943,800	58,744,449

Total average
notional	$649,376,937	$178,070,796	$1,478,748,995	$179,249,556

	2014		2013		2012
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 58,506,140	$ 36,503,884	$ 71,637,547	$ 48,300,516	$ 74,820,385	$ 88,376,901
Grains	18,708,435	17,339,007	25,104,204	28,410,091	26,413,270	21,155,358
Interest rates	684,099,838	29,797,825	763,634,747	98,936,097	1,392,478,396	13,707,348
Livestock	6,012,536	2,708,046	3,945,350	7,746,144	-	6,183,656
Metals	32,405,876	13,151,885	34,532,110	36,657,310	24,635,116	47,230,107
Softs	5,798,787	7,150,901	9,004,985	17,986,347	3,769,785	27,166,883
Stock indices	264,077,146	6,713,147	394,409,752	4,163,167	195,268,153	67,827,053

Total futures
contracts	1,069,608,758	113,364,695	1,302,268,695	242,199,672	1,717,385,105	271,647,306

Forward currency
contracts	228,857,494	65,941,926	395,040,766	138,986,355	431,007,736	367,222,250

Total average
notional	$ 1,298,466,252	$ 179,306,621	$ 1,697,309,461	$ 381,186,027	$ 2,148,392,841	$ 638,869,556

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at September 30, 2015

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$2,274,113	$(988,145)	$1,285,968
Counterparty I	3,821,635	(1,614,419)	2,207,216

Total assets	$6,095,748	$(2,602,564)	$3,493,184

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	$2,830,773	$(2,366,979)	$463,794
Counterparty H	1,572,098	(541,748)	1,030,350

Total liabilities	$4,402,871	$(2,908,727)	$1,494,144

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty C	$1,285,968	$-	$(1,285,968)	$-
Counterparty I	$2,207,216	$-	$(2,207,216)	$-

Total	$3,493,184	$-	$(3,493,184)	$-
				(Continued)
		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty G	$463,794	$-	$(463,794)	$-
Counterparty H	1,030,350	-	(1,030,350)	-

Total	$1,494,144	$-	$(1,494,144)	$-
				(Concluded)

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial
Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of September 30, 2015.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of September 30, 2015.

Offsetting of derivative assets and liabilities at December 31, 2014

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$2,697,244	$(898,740)	$1,798,504
Counterparty D	3,682,388	(2,973,691)	708,697
Total futures contracts	6,379,632	(3,872,431)	2,507,201

Forward currency contracts
Counterparty G	1,085,849	(1,019,468)	66,381
Total forward currency contracts

Total assets	$7,465,481	$(4,891,899)	$2,573,582

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$2,847,063	$(2,162,985)	$684,078

Total liabilities	$2,847,063	$(2,162,985)	$684,078

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty C	$1,798,504	$-	$(1,798,504)	$-
Counterparty D	708,697	-	(708,697)	-
Counterparty G	66,381	-	(66,381)	-

Total	$2,573,582	$-	$(2,573,582)	$-

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty H	$684,078	$-	$(684,078)	$-

Total	$684,078	$-	$(684,078)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial
Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2014.

The following tables summarize the valuation of the Trust’s investments as December 31, 2014 and 2013.

Offsetting of derivative assets and liabilities at December 31, 2014

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 2,697,244	$ (898,740)	$ 1,798,504
Counterparty D	3,682,388	(2,973,691)	708,697
Total futures contracts	6,379,632	(3,872,431)	2,507,201

Forward currency contracts
Counterparty G	1,085,849	(1,019,468)	66,381

Total assets	$ 7,465,481	$ (4,891,899)	$ 2,573,582

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$ 2,847,063	$ (2,162,985)	$ 684,078

Total liabilities	$ 2,847,063	$ (2,162,985)	$ 684,078

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,798,504	$ -	$ (1,798,504)	$ -
Counterparty D	708,697	-	(708,697)	-
Counterparty G	66,381	-	(66,381)	-

Total	$ 2,573,582	$ -	$ (2,573,582)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 684,078	$ -	$ (684,078)	$ -

Total	$ 684,078	$ -	$ (684,078)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Trust by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014

(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2014

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2013

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty A	$ 3,555,891	$ (1,239,418)	$ 2,316,473
Counterparty C	6,832,140	(3,220,492)	3,611,648
Counterparty D	3,499,085	(2,182,195)	1,316,890
Total futures contracts	13,887,116	(6,642,105)	7,245,011

Forward currency contracts
Counterparty F	1,074,713	(695,295)	379,418
Counterparty G	487,686	(269,856)	217,830
Total forward currency contracts	1,562,399	(965,151)	597,248

Total assets	$ 15,449,515	$ (7,607,256)	$ 7,842,259

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	2,267,728	(1,723,143)	544,585

Total liabilities	$ 2,267,728	$ (1,723,143)	$ 544,585

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty A	$ 2,316,473	$ -	$ (2,316,473)	$ -
Counterparty C	3,611,648	-	(3,611,648)	-
Counterparty D	1,316,890	-	(1,316,890)	-
Counterparty F	379,418	-	(379,418)	-
Counterparty G	217,830	-	(217,830)	-

Total	$ 7,842,259	$ -	$ (7,842,259)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	544,585	-	(544,585)	-

Total	$ 544,585	$ -	$ (544,585)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Trust by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013

(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2013